Financial results, net - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income:
Interest income	$ 7,134	$ 5,781	$ 4,081
Foreign exchange gain	90,930	19,278	18,939
Gain from interest rate/foreign exchange rate derivative financial instruments	3,501	0	512
Other income	55,535	249	13,138
Finance income	157,100	25,308	36,670
Finance costs:
Interest expense	(31,906)	(50,037)	(62,536)
Finance cost related to lease liabilities	(40,203)	(31,113)	(16,502)
Cash flow hedge - transfer from equity	(36,863)	(40,195)	(52,650)
Taxes	(5,473)	(4,862)	(7,073)
Loss from interest rate/foreign exchange rate derivative financial instruments	0	(2,384)	0
Borrowings prepayment related expenses (Brazilian subsidiaries)	0	0	(3,068)
Finance discount	0	0	(3,741)
Other expenses	(7,642)	(9,009)	(6,111)
Finance costs	(122,087)	(137,600)	(151,681)
Other financial results - Net gain / (loss) of inflation effects on monetary items	28,816	(2,144)	11,541
Financial results, net	$ 63,829	$ (114,436)	$ (103,470)